BUSINESS SEGMENTS (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016 USD ($) country	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) country		Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)
Segment reporting information
Revenues, net of interest expense	$ 17,012	$ 17,760	$ 17,548	$ 17,555	$ 18,456	$ 18,692	$ 19,470	$ 19,736	$ 69,875	[1]	$ 76,354	[1]	$ 77,219	[1]
Provision for income taxes	1,509	1,733	1,723	1,479	1,403	1,881	2,036	2,120	6,444		7,440		7,197
Income (loss) from continuing operations	3,591	3,887	4,047	3,508	3,405	4,306	4,858	4,817	15,033		17,386		7,504
Identifiable assets	1,792,077				1,731,210				1,792,077		1,731,210
Provisions for credit losses and for benefits and claims	$ 1,792	$ 1,736	$ 1,409	$ 2,045	$ 2,514	$ 1,836	$ 1,648	$ 1,915	6,982		7,913		7,467
Operating Segments | Citicorp | North America
Segment reporting information
Revenues, net of interest expense									32,200		32,200		33,000
Operating Segments | Citicorp | EMEA
Segment reporting information
Revenues, net of interest expense									9,900		9,800		9,500
Operating Segments | Citicorp | Latin America
Segment reporting information
Revenues, net of interest expense									8,900		9,700		10,700
Operating Segments | Citicorp | Asia
Segment reporting information
Revenues, net of interest expense									13,700		13,900		14,400
Operating Segments | Global Consumer Banking(1)
Segment reporting information
Provisions for credit losses and for benefits and claims									$ 6,400		5,500		5,500
Operating Segments | Institutional Clients Group
Segment reporting information
Number of countries where the entity provides a broad range of banking and financial products and services (over) | country	97								97
Provisions for credit losses and for benefits and claims									$ 486		962		47
Operating Segments | Citi Holdings
Segment reporting information
Provisions for credit losses and for benefits and claims									$ 100		$ 1,500		$ 1,900

[1]	Certain prior-period revenue and expense lines and totals were reclassified to conform to the current period’s presentation. See Note 3 to the Consolidated Financial Statements.